Operating Lease (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2024
Operating Lease [Line Items]
Monthly rent		$ 7
Lease period	2 years	24 months
Description of operating lease, option to extend		option to extend the lease period for additional two periods of 24 months
Initial recognition of right-of-use asset	$ 306
Right-of-use asset	$ 170		$ 84